Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2024 USD ($) Integer
Working capital surplus	$ 38,200,000
Mr. Valentis [Member]
Percentage of beneficially owned common stock	54.80%
Vessel Ownership [Member]
Number of vessel ownership interest entities | Integer	4
DRYKON MARITIME Corp. [Member]
Business acquisition equity interest percentage	60.00%
Consideration in cash	$ 6,780,000
Accuship Maritime Ltd [Member]
Business acquisition equity interest percentage	60.00%
Consideration in cash	$ 8,700,000
Accuship Maritime Corp [Member]
Contracted gross rate	$ 18,000
Vessel Ownership [Member]
Entity ownership interest	100.00%
Non-vessels [Member]
Entity ownership interest	100.00%